LEASE LIABILITIES - Rent Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about leases for lessee [abstract]
Short-term leases	$ 826	$ 2,298
Leases of low value assets	81	70
Variable lease payments	850	1,025
Rent expense relating to payments not included in the measurements of lease liabilities	$ 1,757	$ 3,393